Document and Entity Information	Sep. 27, 2021
Prospectus:
Document Type	497
Document Period End Date	Sep. 27, 2021
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 27, 2021
Document Effective Date	Sep. 27, 2021
Prospectus Date	May 01, 2021